Investments Accounted for Using the Equity Method (Investment in Associates) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Share of profit		¥ 678,077	¥ 927,814	¥ 839,425
Associates [member]
Disclosure of associates [line items]
As at 1 January		4,973,464	4,297,265
Additions	[1]	27,603	320,000
Share of profit		678,077	904,265
Other comprehensive income/(loss)		(11,512)	7,449
Cash dividends distribution		(521,472)	(555,515)
As at 31 December		¥ 5,146,160	¥ 4,973,464	¥ 4,297,265

[1]	In 2020, Toufa invested RMB 27,603 thousands to acquire 29% share of Pinghu China Aviation Oil Port Co., Ltd.("Pinghu Port").